SUBSEQUENT EVENTS (Details Textual) - $ / shares	1 Months Ended					12 Months Ended
	Apr. 26, 2016	Jan. 26, 2016	Oct. 26, 2015	Jul. 26, 2015	Apr. 26, 2015	Feb. 29, 2016
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		214,080	447,200	101,200	450,000
Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years	6 years	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 10.65
Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years	4 years	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 7.66
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 13.04
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 22.17
Subsequent Event [Member] | Employee Stock Option [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Subsequent Event [Member] | Employee Stock Option [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Subsequent Event [Member] | Non Vested Shares [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	157,166
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 28.43
Subsequent Event [Member] | Non Vested Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Subsequent Event [Member] | Non Vested Shares [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year